UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2015

Date of reporting period: December 31, 2014

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Defensive Strategy Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 44.1%
SEI Daily Income Trust Short-Duration Government Fund, Class A	860,747	$9,038
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	132,162	1,232
SEI Institutional Managed Trust Enhanced Income Fund, Class A	218,637	1,642
SEI Institutional Managed Trust High Yield Bond Fund, Class A	165,723	1,233
SEI Institutional Managed Trust Real Return Fund, Class A	248,608	2,464
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	236,349	2,467

Total Fixed Income Funds (Cost $17,947) ($ Thousands)		18,076

MULTI-ASSET FUNDS — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	815,838	8,207
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	193,317	2,053
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	227,823	2,041

Total Multi-Asset Funds (Cost $12,252) ($ Thousands)		12,301

Description	Shares	Market Value ($ Thousands)
EQUITY FUNDS — 5.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	113,823	$1,221
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	72,904	1,218

Total Equity Funds (Cost $1,817) ($ Thousands)		2,439

MONEY MARKET FUND (A) — 20.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	8,209,592	8,210

Total Money Market Fund (Cost $8,210) ($ Thousands)		8,210

Total Investments — 100.0% (Cost $40,226) ($ Thousands) †		$41,026

Percentages are based on Net Assets of $41,016 ($ Thousands).

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of December 31, 2014.

†	At December 31, 2014 the tax basis cost of the Fund’s investments was $40,336 ($ Thousands), and the unrealized appreciation and depreciation were $985 ($ Thousands) and $(295) ($ Thousands), respectively.

As of December 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under US GAAP.

As of December 31, 2014 there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Defensive Strategy Allocation Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.8%

EQUITY FUNDS — 59.6%
SEI Institutional Managed Trust Real Estate Fund, Class A	99,140	$1,884
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	226,116	3,776

Total Equity Funds (Cost $3,908) ($ Thousands)		5,660

FIXED INCOME FUND — 40.2%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	513,009	3,817

Total Fixed Income Fund (Cost $3,689) ($ Thousands)		3,817

Total Investments — 99.8% (Cost $7,597) ($ Thousands) †		$9,477

Percentages are based on Net Assets of $9,492 ($ Thousands).

†	At December 31, 2014 the tax basis cost of the Fund’s investments was $7,854 ($ Thousands), and the unrealized appreciation and depreciation were $1,768 ($ Thousands) and $(145) ($ Thousands), respectively.

As of December 31, 2014 , all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under US GAAP.

As December 31, 2014 there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2014 , there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Conservative Strategy Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 43.1%
SEI Daily Income Trust Short-Duration Government Fund, Class A	672,741	$7,064
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	631,496	5,886
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	244,072	2,350
SEI Institutional Managed Trust Enhanced Income Fund, Class A	1,566,430	11,764
SEI Institutional Managed Trust High Yield Bond Fund, Class A	951,860	7,082
SEI Institutional Managed Trust Real Return Fund, Class A	712,845	7,064
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	903,872	9,436

Total Fixed Income Funds (Cost $50,488) ($ Thousands)		50,646

MULTI-ASSET FUNDS — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	1,753,043	17,636
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	776,082	8,242
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	1,047,000	9,381

Total Multi-Asset Funds (Cost $35,378) ($ Thousands)		35,259

Description	Shares	Market Value ($ Thousands)
EQUITY FUNDS — 16.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	984,184	$10,560
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	561,038	9,369

Total Equity Funds (Cost $14,961) ($ Thousands)		19,929

MONEY MARKET FUND (A) — 10.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	11,763,525	11,764

Total Money Market Fund (Cost $11,764) ($ Thousands)		11,764

Total Investments — 100.0% (Cost $112,591) ($ Thousands) †		$117,598

Percentages are based on Net Assets of $117,568 ($ Thousands).

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of December 31, 2014.

†	At December 31, 2014 the tax basis cost of the Fund’s investments was $112,811 ($ Thousands), and the unrealized appreciation and depreciation were $6,112 ($ Thousands) and $(1,325), respectively.

As of December 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under US GAAP.

As of December 31, 2014 there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Conservative Strategy Allocation Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 67.0%
SEI Institutional Managed Trust Real Estate Fund, Class A	500,736	$9,514
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	1,167,696	19,501

Total Equity Funds (Cost $19,421) ($ Thousands)		29,015

FIXED INCOME FUND — 33.0%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,923,167	14,308
Total Fixed Income Fund (Cost $12,487) ($ Thousands)		14,308

Total Investments — 100.0% (Cost $31,908) ($ Thousands) †		$43,323

Percentages are based on Net Assets of $43,340 ($ Thousands).

†	At December 31, 2014 the tax basis cost of the Fund’s investments was $32,053 ($ Thousands), and the unrealized appreciation and depreciation were $11,490 ($ Thousands) and $(220) ($ Thousands), respectively.

As of December 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under US GAAP.

As of December 31, 2014 there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Moderate Strategy Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 37.9%
SEI Daily Income Trust Short-Duration Government Fund, Class A	1,031,238	$10,828
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	1,103,794	10,630
SEI Institutional Managed Trust Enhanced Income Fund, Class A	2,519,995	18,925
SEI Institutional Managed Trust High Yield Bond Fund, Class A	2,909,096	21,644
SEI Institutional Managed Trust Real Return Fund, Class A	1,626,982	16,123
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,343,219	24,463

Total Fixed Income Funds (Cost $104,116) ($ Thousands)		102,613

MULTI-ASSET FUNDS — 34.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	2,681,480	27,110
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	2,689,654	27,058
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	1,278,222	13,575
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	2,963,203	26,550

Total Multi-Asset Funds (Cost $96,668) ($ Thousands)		94,293

EQUITY FUNDS — 27.3%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	3,561,714	38,217
SEI Institutional Managed Trust Large Cap Fund, Class A	562,156	8,219
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	1,638,624	27,365

Total Equity Funds (Cost $54,449) ($ Thousands)		73,801

Total Investments — 100.0% (Cost $255,233) ($ Thousands) †		$270,707

Percentages are based on Net Assets of $270,669 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at December 31, 2014 is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
1/30/15	Brown Brothers Harriman	EUR	2,228	USD	2,715	$19

For the period ended December 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-Income Producing Fund.

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$270,707	$—	$—	$270,707

Total Investments in Securities	$270,707	$—	$—	$270,707

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*	$—	$19	$—	$19

Total Other Financial Instruments	$—	$19	$—	$19

*	Forwards contracts are valued at unrealized appreciation on the instrument.

†	At December 31, 2014 the tax basis cost of the Fund’s investments was $260,084 ($ Thousands), and the unrealized appreciation and depreciation were $16,092 ($ Thousands) and $(5,469) ($ Thousands), respectively.

As of December 31, 2014 there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Moderate Strategy Allocation Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 81.8%
SEI Institutional International Trust International Equity Fund, Class A	865,646	$8,128
SEI Institutional Managed Trust Real Estate Fund, Class A	426,169	8,097
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A	795,886	16,284
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,485,494	41,508

Total Equity Funds (Cost $50,692) ($ Thousands)		74,017

Description	Shares	Market Value ($ Thousands)
FIXED INCOME FUND — 18.2%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	2,214,127	16,473

Total Fixed Income Fund (Cost $16,713) ($ Thousands)		16,473

Total Investments — 100.0% (Cost $67,405) ($ Thousands) †		$90,490

Percentages are based on Net Assets of $90,517 ($ Thousands).

†	At December 31, 2014 the tax basis cost of the Fund’s investments was $68,463 ($ Thousands), and the unrealized appreciation and depreciation were $22,607 ($ Thousands) and $(580) ($ Thousands), respectively.

As of December 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under US GAAP.

As of December 31, 2014 there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Aggressive Strategy Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 64.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	2,124,764	$21,418
SEI Institutional International Trust International Equity Fund, Class A	5,213,479	48,954
SEI Institutional Managed Trust Large Cap Fund, Class A	7,324,769	107,088
SEI Institutional Managed Trust Small Cap Fund, Class A	1,424,202	18,358

Total Equity Funds (Cost $153,038) ($ Thousands)		195,818

MULTI-ASSET FUND — 20.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	6,052,741	61,193

Total Multi-Asset Fund (Cost $61,165) ($ Thousands)		61,193

FIXED INCOME FUNDS — 16.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,541,774	24,477
SEI Institutional Managed Trust High Yield Bond Fund, Class A	3,289,958	24,478

Total Fixed Income Funds (Cost $45,708) ($ Thousands)		48,955

Total Investments — 100.0% (Cost $259,911) ($ Thousands) †		$305,966

Percentages are based on Net Assets of $305,946 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at December 31, 2014 is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
1/30/15	Brown Brothers Harriman	EUR	7,640	USD	9,311	$64

For the period ended December 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$305,966	$—	$—	$305,966

Total Investments in Securities	$305,966	$—	$—	$305,966

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts*	$—	$64	$—	$64

Total Other Financial Instruments	$—	$64	$—	$64

*	Forwards contracts are valued at unrealized appreciation on the instrument.

†	At December 31, 2014 the tax basis cost of the Fund’s investments was $260,947 ($ Thousands), and unrealized appreciation and depreciation were $47,615 ($ Thousands) and $(2,596) ($ Thousands), respectively.

As of December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Aggressive Strategy Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 88.0%
SEI Institutional International Trust
Emerging Markets Equity Fund, Class A	124,986	$1,260
SEI Institutional International Trust International Equity Fund, Class A	1,057,940	9,934
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	1,724,407	35,281
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	480,561	8,900

Total Equity Funds (Cost $30,044) ($ Thousands)		55,375

FIXED INCOME FUNDS — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	259,950	2,503
SEI Institutional Managed Trust High Yield Bond Fund, Class A	677,250	5,039

Total Fixed Income Funds (Cost $7,133) ($ Thousands)		7,542

Total Investments — 100.0% (Cost $37,177) ($ Thousands) †		$62,917

Percentages are based on Net Assets of $62,906 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At December 31, 2014 the tax basis cost of the Fund’s investments was $37,270 ($ Thousands), and the unrealized appreciation and depreciation were $25,973 ($ Thousands) and $(326) ($ Thousands), respectively ($ Thousands).

As of December 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under US GAAP.

As of December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Market Strategy Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 36.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	833,685	$8,028
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,391,592	10,354
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,195,062	22,916

Total Fixed Income Funds (Cost $40,548) ($ Thousands)		41,298

MULTI-ASSET FUNDS — 32.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	2,264,222	22,891
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	323,541	3,436
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	1,267,500	11,357

Total Multi-Asset Funds (Cost $38,503) ($ Thousands)		37,684

EQUITY FUNDS — 31.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	342,665	3,454
SEI Institutional International Trust International Equity Fund, Class A	971,254	9,120
SEI Institutional Managed Trust Large Cap Fund, Class A	1,327,725	19,412
SEI Institutional Managed Trust Small Cap Fund, Class A	266,953	3,441

Total Equity Funds (Cost $29,398) ($ Thousands)		35,427

Total Investments — 100.0% (Cost $108,449) ($ Thousands) †		$114,409

Percentages are based on Net Assets of $114,406 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at December 31, 2013 is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
1/31/15	Brown Brothers Harriman	EUR	2,360	USD	2,876	$20

For the period ended December 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-Income Producing Fund.

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$114,409	$—	$—	$114,409

Total Investments in Securities	$114,409	$—	$—	$114,409

*	Forwards contracts are valued at unrealized depreciation on the instrument.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts*	$—	$20	$—	$20

Total Other Financial Instruments	$—	$20	$—	$20

†	At December 31, 2014, the tax basis cost of the Fund’s investments was $108,555 ($ Thousands), and the unrealized appreciation and depreciation were $7,928 ($ Thousands) and $(2,074) ($ Thousands), respectively.

As of December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Core Market Strategy Allocation Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	51,459	$519
SEI Institutional International Trust International Equity Fund, Class A	437,329	4,106
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	705,760	14,440
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	195,671	3,624

Total Equity Funds (Cost $12,950) ($ Thousands)		22,689

FIXED INCOME FUNDS — 12.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	107,550	1,035
SEI Institutional Managed Trust High Yield Bond Fund, Class A	279,136	2,077

Total Fixed Income Funds (Cost $2,966) ($ Thousands)		3,112

Total Investments — 100.0% (Cost $15,916) ($ Thousands) †		$25,801

Percentages are based on Net Assets of $25,797 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At December 31, 2014the tax basis cost of the Fund’s investments was $15,933 ($ Thousands), and unrealized appreciation and depreciation were $10,051 ($ Thousands) and $(183) ($ Thousands), respectively.

As of December 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under US GAAP.

As of December 31, 2014 there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Market Growth Strategy Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 44.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,816,953	$18,315
SEI Institutional International Trust International Equity Fund, Class A	4,322,429	40,587
SEI Institutional Managed Trust Large Cap Fund, Class A	6,142,145	89,798
SEI Institutional Managed Trust Small Cap Fund, Class A	1,167,852	15,054

Total Equity Funds (Cost $125,783) ($ Thousands)		163,754

MULTI-ASSET FUNDS — 32.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	7,382,469	74,637
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	704,181	7,478
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	4,110,594	36,831

Total Multi-Asset Funds (Cost $121,897) ($ Thousands)		118,946

FIXED INCOME FUNDS — 24.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,663,636	25,651
SEI Institutional Managed Trust High Yield Bond Fund, Class A	4,013,844	29,863
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	3,230,474	33,726

Total Fixed Income Funds (Cost $86,902) ($ Thousands)		89,240

Total Investments — 100.0% (Cost $334,582) ($ Thousands) †		$371,940

Percentages are based on Net Assets of $371,934 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at December 31, 2014 is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
1/30/15	Brown Brothers Harriman	EUR	9,217	USD	11,232	$77

For the period ended December 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-Income Producing Fund.

EUR — Euro

USD — U.S. Dollar

The following is a list of the inputs used as of December 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$371,940	$—	$—	$371,940

Total Investments in Securities	$371,940	$—	$—	$371,940

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *	$—	$77	$—	$77

Total Other Financial Instruments	$—	$77	$—	$77

*	Forwards contracts are valued at unrealized appreciation on the instrument.

†	At December 31, 2014 the tax basis cost of the Fund’s investments was $337,324 ($ Thousands), and the unrealized appreciation and depreciation were $40,651 ($ Thousands) and $(6,035) ($ Thousands), respectively.

As of December 31, 2014 there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Market Growth Strategy Allocation Fund

December 31, 2014

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	260,946	$2,630
SEI Institutional International Trust International Equity Fund, Class A	2,195,850	20,619
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	3,588,744	73,426
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class A	996,491	18,455

Total Equity Funds (Cost $62,846) ($ Thousands)		115,130

FIXED INCOME FUNDS — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	543,922	5,238
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,409,123	10,484

Total Fixed Income Funds (Cost $16,218) ($ Thousands)		15,722

Total Investments — 100.0% (Cost $79,064) ($ Thousands)		$130,852

Percentages are based on Net Assets of $130,827 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

†	At December 31, 2014 the tax basis cost of the Fund’s investments was $79,955 ($ Thousands), and the unrealized appreciation and depreciation were $51,813 ($ Thousands) and $(916) ($ Thousands), respectively.

As of December 31, 2014 all of the Fund’s investments in securities were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under US GAAP.

As of December 31, 2014 there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	SEI Asset Allocation Trust / Quarterly Report / December 31, 2014

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 27, 2015

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: February 27, 2015